EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated July 1, 2021 to the Prospectus and Statement of Additional Information of Blackstone Alternative Multi-Strategy Fund, a series of Blackstone Alternative Investment Funds, dated July 30, 2020, as supplemented, filed with the Securities and Exchange Commission on July 1, 2021 under Rule 497 (SEC Accession No. 0001193125-21-206494).